BUSINESS COMBINATIONS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
BUSINESS COMBINATIONS
Schedule of total purchase consideration

The total purchase consideration for Multimedia was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389

Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

The total purchase consideration for Multimedia was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389
Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

The total purchase consideration for Multimedia Games was as follows (in thousands, except per share amounts):

Amount
Purchase consideration
Total purchase price for Multimedia Games common stock (29,948 shares at $36.50 per share)	$1,093,105
Payment in respect to Multimedia Games outstanding equity awards	56,284
Total merger consideration	1,149,389
Repayments of Multimedia Games debt and other obligations	25,065
Less: Multimedia Games outstanding cash at acquisition date	(118,299)
Total purchase consideration	$1,056,155

Summary of estimated fair values of the assets acquired and liabilities assumed at the date of acquisition

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382

Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382
Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

The information below reflects the preliminary purchase price allocation (in thousands):

Amount
Purchase price allocation
Current assets	$68,548
Property, equipment and leasehold improvements, net	87,283
Goodwill	669,542
Other intangible assets, net	403,300
Other receivables, non-current	5,030
Other assets, long-term	3,392
Deferred tax asset, non-current	22,287
Total assets	1,259,382
Current liabilities	44,291
Deferred tax liability, non-current	158,418
Other accrued expenses and liabilities	518
Total liabilities	203,227
Net assets acquired	$1,056,155

Summarized acquired tangible assets

The following table summarizes acquired tangible assets (in thousands):

	Useful Life (years)	Estimated Fair Value

Property, Equipment and Leased Assets
Gaming equipment	2 - 4	$78,201
Leasehold and building improvements	Lease Term	2,105
Machinery and equipment	3 - 5	4,126
Other	2 - 7	2,851
Total property, equipment and leased assets		$87,283

The following table summarizes acquired tangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Property, equipment and leased assets
Gaming equipment	2	-	4	$78,201
Leasehold and building improvements	Lease Term			2,105
Machinery and equipment	3	-	5	4,126
Other	2	-	7	2,851
Total property, equipment and leased assets				$87,283

The following table summarizes acquired tangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Property, Equipment and Leased Assets
Gaming equipment	2	-	4	$78,201
Leasehold and building improvements	Lease Term			2,105
Machinery and equipment	3	-	5	4,126
Other	2	-	7	2,851
Total property, equipment and leased assets				$87,283

Summarized acquired intangible assets

The following table summarizes acquired intangible assets (in thousands):

	Useful Life (years)	Estimated Fair Value

Other intangible assets
Tradenames and trademarks	3 - 7	$14,800
Computer software	3 - 5	3,755
Developed technology	2 - 6	139,645
Customer relationships	8 - 12	231,100
Contract rights	1 - 7	14,000
Total other intangible assets		$403,300

The following table summarizes acquired intangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Other intangible assets
Tradenames and trademarks	3	-	7	$14,800
Computer software	3	-	5	3,755
Developed technology	2	-	6	139,645
Customer relationships	8	-	12	231,100
Contract rights	1	-	7	14,000
Total other intangible assets				$403,300

The following table summarizes acquired intangible assets (in thousands):

	Useful Life			Estimated
	(years)			Fair Value
Other intangible assets
Tradenames and trademarks	3	-	7	$14,800
Computer software	3	-	5	3,755
Developed technology	2	-	6	139,645
Customer relationships	8	-	12	231,100
Contract rights	1	-	7	14,000
Total other intangible assets				$403,300

Schedule of financial data from unaudited pro forma consolidated financial information

	Year Ended December 31,
	2014	2013
Unaudited pro forma results of operations (in thousands, except per share amounts)
Revenues	$800,732	$771,810
Net (loss)	(5,083)	(7,003)
Basic loss per share	(0.08)	(0.11)
Diluted loss per share	(0.08)	(0.10)